Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 122,850,000.00
Total Fee Amount	16,965.58
Total Offset Amount	0.00
Net Fee	$ 16,965.58
Offering Table N/A
Offset Table N/A	N/A